Information by Segment	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Information by Segment

Note 26. Information by Segment

The analytical information by segment is presented considering the Company’s business units (as defined in Note 1) based on its products and services, which is consistent with the internal reporting presented to the Chief Operating Decision Maker. A segment is a component of the Company that engages in business activities from which it earns revenues, and incurs the related costs and expenses, including revenues, costs and expenses that relate to transactions with any of Company’s other components. All segments’ operating results are reviewed regularly by the Chief Operating Decision Maker, which makes decisions about the resources that would be allocated to the segment and to assess its performance, and for which financial information is available.

Inter-segment transfers or transactions are entered into and presented under accounting policies of each segment, which are the same to those applied by the Company. Intercompany operations are eliminated and presented within the consolidation adjustment column included in the tables below.

a)	By Business Unit:

2017	Coca-Cola FEMSA		FEMSA Comercio-Retail Division		FEMSA Comercio- Health Division		FEMSA Comercio- Fuel Division		Heineken Investment		Other (1)		Consolidation Adjustments		Consolidated
Total revenues	Ps.	203,780	Ps.	154,204	Ps.	47,421	Ps.	38,388	Ps.	—	Ps.	35,357	Ps.	(18,694)	Ps.	460,456
Intercompany revenue		4,678		198		—		—		—		13,818		(18,694)		—
Gross profit		91,685		58,245		14,213		2,767		—		7,186		(3,828)		170,268
Administrative expenses		—		—		—		—		—		—		—		16,512
Selling expenses		—		—		—		—		—		—		—		111,456
Other income		—		—		—		—		—		—		—		34,741
Other expenses		—		—		—		—		—		—		—		33,959
Interest expense		8,810		1,317		685		156		—		2,359		(2,203)		11,124
Interest income		887		298		23		47		23		2,491		(2,203)		1,566
Other net finance expenses (3)		—		—		—		—		—		—		—		6,342
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method		(7,162)		11,518		956		146		30,000		4,472		(64)		39,866
Income taxes		4,554		734		434		23		(5,132)		9,970		—		10,583
Share of the profit of associates and joint ventures accounted for using the equity method, net of taxes		60		5		—		—		7,847		11		—		7,923

Consolidated net income		—		—		—		—		—		—		—		37,206

Depreciation and amortization (2)		11,657		4,403		942		118		—		545		—		17,665
Non-cash items other than depreciation and amortization		1,714		296		31		18		—		255		—		2,314

Investments in associates and joint ventures		11,500		642		—		—		83,720		235		—		96,097
Total assets		285,677		68,820		38,496		4,678		76,555		150,816		(36,501)		588,541
Total liabilities		144,968		49,696		25,885		4,091		1,343		62,147		(36,501)		251,629
Investments in fixed assets (4)		14,612		8,563		774		291		—		1,311		(371)		25,180

(1)	Includes other companies (see Note 1) and corporate.
(2)	Includes bottle breakage.
(3)	Includes foreign exchange loss, net; loss on monetary position for subsidiaries in hyperinflationary economies; and market value gain on financial instruments.
(4)	Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.

2016	Coca-Cola FEMSA		FEMSA Comercio-Retail Division		FEMSA Comercio- Health Division		FEMSA Comercio- Fuel Division		Heineken Investment		Other (1)		Consolidation Adjustments		Consolidated
Total revenues	Ps.	177,718	Ps.	137,139	Ps.	43,411	Ps.	28,616	Ps.	—	Ps.	29,491	Ps.	(16,868)	Ps.	399,507
Intercompany revenue		4,269		—		—		—		—		12,599		(16,868)		—
Gross profit		79,662		50,990		12,738		2,248		—		6,114		(3,548)		148,204
Administrative expenses		—		—		—		—		—		—		—		14,730
Selling expenses		—		—		—		—		—		—		—		95,547
Other income		—		—		—		—		—		—		—		1,157
Other expenses		—		—		—		—		—		—		—		5,909
Interest expense		7,473		809		654		109		—		1,580		(979)		9,646
Interest income		715		246		31		37		20		1,229		(979)		1,299
Other net finance expenses (3)		—		—		—		—		—		—		—		3,728
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method		14,308		11,046		914		182		9		2,218		(121)		28,556
Income taxes		3,928		719		371		16		3		2,851		—		7,888
Share of the profit of associates and joint ventures accounted for using the equity method, net of taxes		147		15		—		—		6,342		3		—		6,507

Consolidated net income		—		—		—		—		—		—		—		27,175

Depreciation and amortization (2)		8,666		3,736		855		92		—		360		—		13,709
Non-cash items other than depreciation and amortization		2,908		288		8		17		—		630		—		3,851
Investments in associates and joint ventures		22,357		611		—		—		105,229		404		—		128,601
Total assets		279,256		59,740		35,862		3,649		108,976		90,429		(32,289)		545,623
Total liabilities		150,023		42,211		24,368		3,132		7,132		64,876		(32,289)		259,453
Investments in fixed assets (4)		12,391		7,632		474		299		—		1,671		(312)		22,155

(1)	Includes other companies (see Note 1) and corporate.
(2)	Includes bottle breakage.
(3)	Includes foreign exchange loss, net; loss on monetary position for subsidiaries in hyperinflationary economies; and market value gain on financial instruments.
(4)	Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.

2015	Coca-Cola FEMSA		FEMSA Comercio-Retail Division		FEMSA Comercio- Health Division		FEMSA Comercio- Fuel Division		Heineken Investment		Other (1)		Consolidation Adjustments		Consolidated
Total revenues	Ps.	152,360	Ps.	119,884	Ps.	13,053	Ps.	18,510	Ps.	—	Ps.	22,774	Ps.	(14,992)	Ps.	311,589
Intercompany revenue		3,794		46		—		—		—		11,152		(14,992)		—
Gross profit		72,030		43,649		3,688		1,420		—		5,334		(2,942)		123,179
Administrative expenses		—		—		—		—		—		—		—		11,705
Selling expenses		—		—		—		—		—		—		—		76,375
Other income		—		—		—		—		—		—		—		423
Other expenses		—		—		—		—		—		—		—		(2,741)
Interest expense		(6,337)		(612)		(148)		(78)		—		(1,269)		667		(7,777)
Interest income		414		149		8		35		18		1,067		(667)		1,024
Other net finance expenses (3)		—		—		—		—		—		—		—		(865)
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method		14,725		9,714		416		164		8		208		(72)		25,163
Income taxes		4,551		859		97		28		2		2,395		—		7,932
Share of the profit of associates and joint ventures accounted for using the equity method, net of taxes		155		(10)		—		—		5,879		21		—		6,045

Consolidated net income		—		—		—		—		—		—		—		23,276

Depreciation and amortization (2)		7,144		3,132		204		63		—		282		—		10,825
Non-cash items other than depreciation and amortization		1,443		296		(16)		17		—		326		—		2,066

Investments in associates and joint ventures		17,873		744		—		19		92,694		401		—		111,731
Total assets		210,249		44,677		22,534		3,230		95,502		49,213		(16,073)		409,332
Total liabilities		101,514		30,661		14,122		2,752		4,202		30,298		(16,073)		167,476
Investments in fixed assets (4)		11,484		5,731		317		228		—		1,448		(323)		18,885

(1)	Includes other companies (see Note 1) and corporate.
(2)	Includes bottle breakage.
(3)	Includes foreign exchange loss, net; loss on monetary position for subsidiaries in hyperinflationary economies; and market value gain on financial instruments.
(4)	Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.

b)	By Geographic Area:

The Company aggregates geographic areas into the following for the purposes of its consolidated financial statements: (i) Mexico and Central America division (comprising the following countries: Mexico, Guatemala, Nicaragua, Costa Rica and Panama) and (ii) the South America division (comprising the following countries: Brazil, Argentina, Colombia, Chile and Venezuela). Venezuela operates in an economy with exchange controls and hyper-inflation; and as a result, it is not aggregated into the South America area, (iii) Europe (comprised of the Company’s equity method investment in Heineken Group) and (iv) the Asian division comprised of Philippines commencing on February 1, 2017, started to consolidated in the Company financial statements. The Company’s results for 2017 reflect a reduction in the share of the profit of associates and joint ventures accounted for using the equity method, net of taxes, as a result of this consolidation (see Note 4.1.2).

Geographic disclosure for the Company is as follow:

2017	Total Revenues		Total Non Current Assets
Mexico and Central America (1)	Ps.	301,463	Ps.	176,174
Asia (2)		20,524		17,233
South America (3)		135,608		130,225
Venezuela		3,932		1
Europe		—		83,720
Consolidation adjustments		(1,071)		—

Consolidated	Ps.	460,456	Ps.	407,353

2016	Total Revenues		Total Non Current Assets
Mexico and Central America (1)	Ps.	267,732	Ps.	176,613
South America (3)		113,937		138,549
Venezuela		18,937		7,281
Europe		—		105,229
Consolidation adjustments		(1,099)		—

Consolidated	Ps.	399,507	Ps.	427,672

2015	Total Revenues		Total Non Current Assets
Mexico and Central America (1)	Ps.	228,563	Ps.	158,506
South America (2)		74,928		67,568
Venezuela		8,904		3,841
Europe		—		92,694
Consolidation adjustments		(806)		—

Consolidated	Ps.	311,589	Ps.	322,609

(1)	Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 288,783, Ps. 254,643 and Ps. 218,809 during the years ended December 31, 2017, 2016 and 2015, respectively. Domestic (Mexico only) non-current assets were Ps. 170,547 and Ps. 168,976, as of December 31, 2017, and December 31, 2016, respectively.
(2)	South America includes Brazil, Argentina, Colombia, Chile and Venezuela, although Venezuela is shown separately above. South America revenues include Brazilian revenues of Ps. 64,345, Ps. 48,924 and Ps. 39,749 during the years ended December 31, 2017, 2016 and 2015, respectively. Brazilian non-current assets were Ps. 89,137 and Ps. 97,127, as of December 31, 2017 and December 31, 2016, respectively. South America revenues include Colombia revenues of Ps. 17,545, Ps. 17,027 and Ps. 14,283 during the years ended December 31, 2017, 2016 and 2015, respectively. Colombia non-current assets were Ps. 18,396 and Ps. 18,835, as of December 31, 2017 and December 31, 2016, respectively. South America revenues include Argentina revenues of Ps. 13,938, Ps. 12,340 and Ps. 14,004 during the years ended December 31, 2017, 2016 and 2015, respectively. Argentina non-current assets were Ps. 3,052 and Ps. 3,159, as of December 31, 2017 and December 31, 2016, respectively. South America revenues include Chile revenues of Ps. 40,660 and Ps. 36,631 during the year ended December 31, 2017 and 2016, respectively. Chile non-current assets were Ps. 19,590 and Ps. 19,367, as of December 31, 2017 and 2016, respectively.